ABC Shares | Western Asset Liquid Reserves
Western Asset Liquid Reserves
Investment objective
The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees ABC Shares Western Asset Liquid Reserves (USD $)		Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a % of offering price)		none		none		none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[2]	none	[1]		[3]		[4]
Small account fee ($)	[5]	15		15		15
[1]	Generally,
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]	(If purchased through exchange up to 5.00% based on fund originally purchased)
[4]	(If purchased through exchange up to 1.00% based on fund originally purchased)
[5]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ABC Shares Western Asset Liquid Reserves		Class A	Class B	Class C
Management fees	[1]	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees	[1]	0.10%	0.50%	0.50%
Other expenses	[1]	0.29%	0.54%	0.22%
Total annual fund operating expenses	[1]	0.84%	1.49%	1.17%
Fees waived and/or expenses reimbursed	[1][2]	(0.24%)	(0.39%)	(0.07%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1]	0.60%	1.10%	1.10%
[1]	The fund is a feeder fund that invests in securities through an underlying mutual fund, Liquid Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Liquid Reserves Portfolio. The gross expenses in the financial highlights do not reflect the reduction in the fund's management fee by the amount paid by the fund for its allocable share of the management fee paid to Liquid Reserves Portfolio.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.60% for Class A shares, 1.10% for Class B shares and 1.10% for Class C shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example ABC Shares Western Asset Liquid Reserves (USD $)	1 year	3 years	5 years	10 years
Class A	61	218	416	990
Class B	612	693	837	1,534
Class C	212	358	631	1,408

Number of years you own your shares ($)
Expense Example, No Redemption ABC Shares Western Asset Liquid Reserves (USD $)	1 year	3 years	5 years	10 years
Class A	61	218	416	990
Class B	112	393	737	1,534
Class C	112	358	631	1,408

The fund is a feeder fund that invests in securities through an underlying mutual fund, Liquid Reserves Portfolio, which has the same goals and strategies as the fund. This structure is sometimes known as a “master/feeder” structure.
Principal investment strategies
The fund is a money market fund that invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

The fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The fund may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The fund generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the fund’s subadviser or Board of Trustees (the “Board”) will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.
Principal risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

You should be aware that a very small number of money market funds in other fund complexes have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and any money market fund may do so in the future. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the fund to maintain a $1.00 per share net asset value. In a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck.

You should also be aware that the fund’s manager and its affiliates are under no obligation to provide financial support to the fund or take other measures to ensure that you do not lose money on your investment in the fund. You should not invest in the fund with the expectation that any such action will be taken.

There is no assurance that the fund will meet its investment objective.

The fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the fund, or its yield, to decline. The value of your investment may also go down when interest rates rise. Interest rates have been historically low, so the fund faces a heightened risk that interest rates may rise.

Recent market events risk. Financial markets in the United States, Europe and elsewhere have experienced increased volatility and lack of liquidity since the global financial crisis began in 2008.

Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, or other related efforts in response to the crisis could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.

Credit risk. An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by the fund will go up or down depending on variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, the fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the implementation of the new requirements recently adopted for money market funds may have a negative effect on the fund’s yield.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the fund, or they may not receive tax, accounting or regulatory treatment anticipated by the fund.

Concentration risk. The fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies, and thus will be more susceptible to negative events affecting the worldwide financial services sector.

Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio selection risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

Liquidity risk. The fund may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible to sell, particularly during times of market turmoil. These illiquid investments may also be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Money market fund reform risk. New requirements for money market funds will take effect over the course of 2015 and 2016. The new regulations will impact funds differently depending upon the types of investors that will be permitted to invest in a fund, and the types of securities in which a fund may invest. “Retail” money market funds will generally limit their beneficial owners to natural persons. All other money market funds will be considered to be “institutional” money market funds.

“Prime” money market funds will be permitted to invest primarily in corporate or other non-governmental securities, “U.S. government” money market funds will be required to invest a very high percentage of their assets in U.S. government securities and “municipal” money market funds will be required to invest significantly in municipal securities. Under the new requirements, institutional prime money market funds and institutional municipal money market funds will be required to sell and redeem shares at prices based on their market value (a floating net asset value). Retail money market funds and institutional U.S. government money market funds will not be subject to the floating net asset value requirement. The new rules will also permit or require both retail and institutional money market funds to impose liquidity fees and suspend redemptions temporarily in certain circumstances. As a result, money market funds will be required to implement changes that will impact and may adversely affect the funds and their investors.

Redemption risk. The fund may experience heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in this Prospectus or in the statement of additional information (“SAI”).
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund’s shares offered through this Prospectus that has been in operation for at least one full calendar year. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926 or 1-203-703-6002.

The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Total returns (%)

Calendar Years ended December 31 Best Quarter (03/31/2013): 0.00 Worst Quarter (12/31/2013): 0.00 The year-to-date return as of the most recent calendar quarter, which ended 09/30/2014, was 0.01
Average annual total returns (%) (for periods ended December 31, 2013)
Average Annual Total Returns ABC Shares Western Asset Liquid Reserves	1 year	Since inception	Inception date
Class A	0.01%	0.01%	Aug. 16, 2010
Class B	(4.99%)	(0.59%)	Aug. 17, 2010
Class C	(0.99%)	0.01%	Apr. 01, 2011